Investment Risks	Jul. 31, 2025
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors.
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities.

(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Loans and other  direct indebtedness risk — The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Adjustable Rate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Adjustable rate securities risk — During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in an unanticipated direction.  When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-backed and asset-backed securities risk — Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in interest rates or general economic conditions. Certain mortgage-backed or asset-backed securities, such as  collateralized mortgage obligations, real estate mortgage investment conduits, and stripped mortgage-backed securities, may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities.

(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Collateralized Loan Obligation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Collateralized loan obligation risk — The risks of investing in  collateralized loan obligations (CLOs) include liquidity risk, interest rate risk, credit risk, prepayment risk, valuation risk, and the risk of default of the underlying asset, among others, and represent both the economic risks of the underlying loans held by the CLO as well as the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested, with lower-rated CLO tranches often subordinate to higher-rated tranches in terms of payment priority and therefore subject to relatively greater risk. To the extent a CLO or its underlying loans experience default or are having difficulty making principal and/or interest payments, CLOs could experience losses due to actual defaults, market anticipation of defaults, or negative market sentiment toward CLO securities as an asset class. These risks may be exacerbated to the extent that the  Fund invests in CLO securities that are rated below investment grade.

(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment risk — The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | US Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the Federal Home Loan Bank system (FHLB), are not backed by the “faith and credit” of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the US Treasury.

(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Active Managment and Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors.
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities.

(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in an unanticipated direction.  When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Active Managment and Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Industry and sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as banking or energy) will decline because of changing expectations for the performance of that industry or sector.